Goodwill and Amortizable Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Indefinite-lived Intangible Assets [Line Items]
Impairment of goodwill					$ 0.0	$ 0.0
Amortization expense	$ 3.0	$ 2.8	$ 5.8	$ 5.5	11.4	10.7	$ 10.4
Hawaii Reporting Unit [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill	$ 39.0		$ 39.0		39.0	39.0
Accounts Payable and Accrued Liabilities [Member]
Indefinite-lived Intangible Assets [Line Items]
Business combination contingent consideration for prior acquistions					$ 2.5	$ 2.5